Organization	6 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Organization

1. Organization

3 E Network Technology Group Limited (the “Company” or “3e Network”), was incorporated in the British Virgin Islands, or BVI, on October 6, 2021. The Company, through its subsidiaries (collectively, the “Group”), is primarily engaged in providing business-to-business information technology (“IT”) business solutions for companies in the People’s Republic of China (the “PRC” or “China”). The Company conducts its primary business operations through Guangzhou 3e Network Technology Company Limited (“Guangzhou Sanyi Network”) and Guangzhou 3E Network Technology Company Limited (“Guangzhou 3E Network”), indirect wholly-owned subsidiaries based in PRC that were incorporated on May 26, 2017 and January 17, 2023, respectively. The Company is ultimately controlled by Mr. Joseph Shu Sang Law, our Chairman and Director.

a. Subsidiaries

As of December 31, 2024, the detailed information of the Group’s consolidated subsidiaries is summarized as follows:

Name of the entity	Date of incorporation	Percentage of ownership	Place of incorporation	Principle business activities
Subsidiaries
3e Network Technology Holdings Limited (“BVI 3e Holdings”)	October 8, 2018	100%	British Virgin Islands	Investment holding

3e Network Technology Company Limited (“HK 3e Network”)	August 30, 2020	100%	Hong Kong	Investment holding and sales and marketing

Guangzhou 3e Network Technology Company Limited (“Guangzhou Sanyi Network”)	May 26, 2017	100%	China	IT consulting and solutions service

Guangzhou 3E Network Technology Company Limited (“Guangzhou 3E Network”)	January 17, 2023	100%	China	IT consulting and solutions service

b. Stock Split

On January 3, 2024, the Company filed the Amended and Restated Memorandum and Articles of Association (“Amended and Restated Articles”) with the Registrar of Corporate Affairs to increase its authorized shares from 50,000 ordinary shares, par value of $1 per share, to 500,000,000 ordinary shares, par value of $0.0001 per share, consisting of (i) 400,000,000 Class A Ordinary Shares, par value of $0.0001, and (ii) 100,000,000 Class B Ordinary Shares, par value of $0.0001. Simultaneously, the Company effectuated a forward split of all issued and outstanding ordinary shares at a ratio of 1-for-10,000, and converted all existing issued and outstanding ordinary shares into Class A Ordinary Shares of the Company at a ratio of 1-for-1. As a result, as of the date hereof, there are 10,000,000 issued and outstanding Class A Ordinary Shares of the Company.